Revenue - Schedule of Income by Geographic (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
ISRAEL
Schedule of Income by Geographic [Line Items]
Income by Geographic	5.00%	30.00%
U.S. & Canada [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	82.00%	50.00%
Rest of World [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	13.00%	20.00%